Income Taxes - Unrecognized Tax Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, balance	$ 61.1	$ 74.0	$ 197.0
Additions for tax positions related to current year	1.7	2.4	7.0
Additions for tax positions related to prior years	4.4	1.3	0
Reductions for tax positions related to prior years	(1.2)	(6.0)	(25.0)
Reductions for settlements with taxing authorities	0	0	(105.0)
Reductions for expiring statutes	(5.1)	(10.6)	0
Unrecognized tax benefits, balance	60.9	61.1	74.0
Unrecognized tax benefits that would affect effective rate	$ 16.1	$ 19.7	$ 24.0